UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                 Report for the Calendar Year or Quarter Ended:
                               September 30, 2007

                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one.):
              |_| is a restatement. |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

           Name:      Nierenberg Investment Management Company, Inc.
           Address:   19605 NE 8th Street
                      Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

           Name:      David Nierenberg
           Title:     President
           Phone:     360-604-8600

Signature, Place, and Date of Signing:

           DAVID NIERENBERG
           Camas, WA, November 14, 2007

Report Type (Check only one.):

     |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for
      This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                  -1-
                                                -----------
Form 13F Information Table Entry Total:             10
                                                -----------
Form 13F Information Table Value Total:          $455,071
                                                -----------
                                                (thousands)

List of Other Included Mangers:  1 - Nierenberg Investment Management
                                 Offshore, Inc.

Form 13F Information Table

COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5            COLUMN 6   COLUMN 7              COLUMN 8
                                                                                                           Voting Authority

                     Title of              Value     SHS OR                         Invest.     Other
Name of Issuer        Class      Cusip    (x$1000)   PRN AMT    SH/PRN   PUT/CALL   Disc.(1)   Managers   Sole       Shared    None
BROOKS
AUTOMATION INC        Common   114340102    72,011  5,056,958     SH                defined       1      3,925,240  1,131,718
ELECTRO
SCIENTIFIC INDS INC   Common   285229100    82,827  3,456,884     SH                defined       1      2,642,470    814,414
MEDCATH
CORPORATION           Common   58404W109    57,079  2,078,626     SH                defined       1      1,677,110    401,516
METALLIC
VENTURES GOLD INC     Common   591253109    17,445  9,114,261     SH                defined       1      7,002,286  2,111,975
METALLIC VENTURES
GOLD-WTS              Common   591253109        52    371,700     SH                defined       1        353,980     17,720
MEXICAN
RESTAURANTS INC       Common   59283R104     8,667  1,192,956     SH                defined       1        922,965    269,991

NATUS MEDICAL INC     Common   639050103    66,706  4,184,845     SH                defined       1      3,227,217    957,628

RADISYS CORP          Common   750459109    42,409  3,406,344     SH                defined       1      2,736,687    669,657
REDWOOD TRUST INC     Common   758075402    25,884    779,182     SH                defined       1        602,074    177,108

SUPERIOR ENERGY
SERVICES INC          Common   868157108    81,990  2,313,500     SH                defined       1      1,779,485    534,015

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.

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